SUBSEQUENT EVENTS (Details)										4 Months Ended	12 Months Ended
	Apr. 17, 2026 USD ($) $ / shares shares	Apr. 14, 2026 USD ($) shares	Mar. 09, 2026 shares $ / shares	Jan. 29, 2026 CAD ($) $ / shares shares	Jul. 21, 2025 CAD ($) $ / shares shares	Jul. 17, 2025 CAD ($) $ / shares shares	Mar. 12, 2025 CAD ($) $ / shares shares	Dec. 03, 2024 CAD ($)	Apr. 12, 2024 CAD ($)	Apr. 25, 2026 CAD ($) shares	Dec. 31, 2025 CAD ($) shares $ / shares	Dec. 31, 2024 shares $ / shares	Apr. 14, 2026 $ / shares shares	Apr. 14, 2026 $ / shares shares
SUBSEQUENT EVENTS
Number of units issued						4,350,000	4,038,955
Price per unit issued | $ / shares						$ 0.5	$ 0.28
Proceeds from issuance of units, gross | $						$ 2,175,000	$ 1,130,907
Transaction costs | $							98,455	$ 43,249	$ 102,146
Net proceeds from issuance of units | $							$ 1,032,452
Number of shares in a unit							1
Number of warrants in a unit						0.5
Exercise price per whole warrant | $ / shares					$ 0.4	$ 0.65	$ 0.4
Warrants outstanding term							3 years
Acceleration trigger closing price threshold per share | $ / shares							$ 0.6
Acceleration trigger consecutive trading days count							10 days
Stock options exercised											2,952,500
Proceeds from stock options exercised | $											$ 811,150
Stock options granted											3,250,000	3,500,000
Exercise price | $ / shares											$ 0.94	$ 0.27
Total cost of offering | $											$ 252,277
Warrants issuance											4,194,477
Warrants exercised					2,019,477						(2,019,477)
Proceeds from warrants exercised | $					$ 807,791						$ 807,791
Share transactions
SUBSEQUENT EVENTS
Number of units issued	139,534	930,233		5,512,001
Price per unit issued | (per share)	$ 6.45			$ 0.9										$ 6.45
Proceeds from issuance of units, gross	$ 900,000	$ 6,000,000		$ 4,960,800
Transaction costs | $				126,588
Net proceeds from issuance of units | $				$ 4,834,212
Number of shares in a unit				1
Warrants outstanding term				3 years
Acceleration trigger closing price threshold per share | $ / shares				$ 1.7
Acceleration trigger consecutive trading days count				10 days
Stock options exercised										125,000	75,000
Proceeds from stock options exercised | $										$ 37,500
Stock options granted			65,000
Exercise price | $ / shares			$ 1.14
Expiration period			5 years
American depository receipt ratio													12	12
Share transactions | ADS
SUBSEQUENT EVENTS
Number of ADS per unit		1
Share transactions | Share purchase warrant
SUBSEQUENT EVENTS
Number of warrants in a unit				1
Number of shares issued for each whole warrant				1
Exercise price per whole warrant | $ / shares				$ 1.1
Share transactions | ADS Warrant
SUBSEQUENT EVENTS
Number of shares issued for each whole warrant													1	1
Exercise price per whole warrant | $ / shares													$ 12.2213
Warrants exercised										22,834
Proceeds from warrants exercised | $										$ 279,061
Share transactions | ADS Warrant | ADS
SUBSEQUENT EVENTS
Shares issued up on exercise of warrants										22,834
Share transactions | Underwriter warrants
SUBSEQUENT EVENTS
Exercise price per whole warrant | $ / shares													$ 9.8088
Warrants issuance		46,512
Warrants exercised										46,512
Share transactions | Underwriter warrants | Over-allotment option
SUBSEQUENT EVENTS
Warrants issuance	6,976
Share transactions | Underwriter warrants | ADS
SUBSEQUENT EVENTS
Shares issued up on exercise of warrants										13,593
Share transactions | Forecast
SUBSEQUENT EVENTS
Total cost of offering | $		$ 1,100,000